UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22069

UST Global Private Markets Fund, LLC

(Exact name of registrant as specified in charter)

100 Federal Street
Boston, MA 02110

(Address of principal executive offices) (Zip code)

Bank of America Capital Advisors, LLC
100 Federal Street
Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-866-921-7951

Date of fiscal year end:   March 31

Date of reporting period:      June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UST Global Private Markets Fund, LLC
Schedule of Investments
June 30, 2009

Percent Owned (D)	Portfolio Funds (A),(B),(E)	Acquisition Dates (C)	Geographic Region (G)	Commitment	Cost	Fair Value	% of Members' Equity - Net Assets (F)

Leverage Buyout
0.12%	Charterhouse Capital Partners IX, L.P. (H)	1/2009 - 6/2009	Europe	7,016,500	444,001	389,816	2.09%
	Hellman & Friedman Capital Partners VII, L.P.		North America	10,000,000	-	-	0.00%
1.49%	Swander Pace Capital Partners IV, L.P.	12/2008 - 4/2009	North America	5,000,000	1,797,097	1,810,308	9.71%
	TA XI, L.P.		North America	10,000,000	-	-	0.00%
				32,016,500	2,241,098	2,200,124	11.80%
Special Situations
	Starwood Global Opportunities Fund VIII, L.P.		North America	7,000,000	-	-	0.00%
				7,000,000	-	-	0.00%
Venture Capital
0.80%	Battery Ventures VIII Side Fund, L.P.	08/2008 - 5/2009	North America	2,000,000	576,000	589,000	3.16%
1.61%	Trinity Ventures X, L.P.	3/2009 - 5/2009	North America	5,000,000	200,000	157,224	0.84%
				7,000,000	776,000	746,224	4.00%

	Total Investments in Portfolio Funds			$46,016,500	$3,017,098	2,946,348	15.80%
	Other Assets & Liabilities (Net)					15,698,847	84.20%
	Members' Equity - Net Assets					$18,645,195	100.00%

(A)	Non-income producing securities, restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2009 was $3,017,098. Total fair value of illiquid and restricted securities at June 30, 2009 was $2,946,348 or 15.80% of net assets.
(C)	Acquisition dates cover the period from original investment date to the last acquisition date and is a required disclosure for restricted securities only.
(D)	Represents the registrant's capital account balance as a percentage of Portfolio Funds' total capital.
(E)	The estimated cost of the Portfolio Funds at June 30, 2009 for Federal tax purposes was $2,926,827. The net and gross unrealized appreciation for Federal tax purposes is estimated to be $19,521.
(F)	Calculated as fair value divided by the Fund's Net Assets.
(G)	Geographic region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(H)	The commitment to Charterhouse Capital Partners IX, L.P. is €5,000,000. The U.S. Dollar equivalent at June 30, 2009 is $7,016,500.

Portfolio Valuation

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, which provides enhanced guidance for using fair value to measure assets and liabilities. The registrant adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and expands disclosures about fair value measurements. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2009:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities	$-	$-	$2,946,348	$2,946,348
Other Investments*	-	-	-	-
Totals	$-	$-	$2,946,348	$2,946,348

Liabilities:
Investments in Securities	$-	$-	$-	$-
Other Investments*	-	-	-	-
Totals	$-	$-	$-	$-

* Other investmetns are derivative instruments, such as futures, forwards, written options and swap contracts.

The following is a reconciliation of the investments in securities within Level 3 used in determining value:
Level 3
Balances as of March 31, 2009	$1,183,400
Net change in accumulated unrealized appreciation on investments	140,523
Net change in accumulated unrealized gain on foreign currency	3,789
Net purchases/(sales)	1,618,636
Net transfers in and out of Level 3	-

Balances as of June 30, 2009	$2,946,348

The amount of the net change in unrealized depreciation for the period ended June 30, 2009 relating to level 3 assets still held at June 30, 2009 is $144,312.

For information on the registrant’s other significant accounting policies, please refer to the registrant’s most recent semi-annual financial statements.

Accounting Pronouncements

On April 9, 2009, the FASB issued FSP 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased Identifying Transactions that are not Orderly. FSP 157-4 introduces some new required disclosures with respect to a) inputs and valuation techniques and b) definition of "major category" (a term appearing in FAS 157) for securities (entities may be required to provide disclosures on a more disaggregated basis than previously had been required under FAS 157). FSP 157-4 is effective for interim and annual periods ending after June 15, 2009.

Subsequent Events

During the period July 1, 2009 through August 31, 2009, the Fund made additional commitments to Portfolio Funds as follows:

Fund Investments	Commitments
Draper Fisher Jurvetson Fund X, L.P.	$5,000,000
Charlesbank Equity Fund VII, L.P.	$10,000,000
Total	$15,000,000

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     UST Global Private Markets Fund, LLC

By (Signature and Title)*   /s/ James D. Bowden
  James D. Bowden, Principal Executive Officer

Date  August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James D. Bowden
  James D. Bowden, Principal Executive Officer

Date  August 31, 2009

By (Signature and Title)*  /s/ Steven L. Suss
 Steven L. Suss, Principal Financial Officer

Date  August 31, 2009